Share Capital and Public Offerings (Details) - Schedule of Common Share Warrant Activity	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of common share warrant activity [Abstract]
Balance at beginning	$ 19,045,043
Issuances
Exercises
Balance at ending	$ 19,045,043